Securities Act File No. 033-58846

Investment Company Act File No. 811-07538

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 111	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 110	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__	immediately upon filing pursuant to paragraph (b)
X	on July 1, 2019 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 111 is being filed solely for the purpose of filing the share opinion in connection with Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission on June 11, 2019 that will become automatically effective on July 1, 2019 (“Amendment No. 108”), with respect to shares of beneficial interest in Lord Abbett Focused Small Cap Value Fund. Part B contained in Amendment No. 108 is incorporated herein by reference. No information contained in Part B of Amendment No. 108 is being amended, deleted or suspended.

Pursuant to Rule 485(d) under the Securities Act of 1933, this Amendment does not relate to, amend, or otherwise affect the effectiveness of the prospectus or statement of additional information of any other series of Lord Abbett Securities Trust, including those contained in Post-Effective Amendment No. 92 filed with the U.S. Commission on November 2, 2018 and Post Effective Amendment No. 93 filed with the U.S. Commission on November 28, 2018.

LORD ABBETT SECURITIES TRUST

PART C
OTHER INFORMATION

Item 28. Exhibits.

(a)	Declaration and Agreement of Trust. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 1998.

(i)	Amendment to Declaration and Agreement of Trust (Lord Abbett Large-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed on June 26, 2003.

(ii)	Amendment to Declaration and Agreement of Trust (Lord Abbett International Core Equity Fund). Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 12, 2003.

(iii)	Amendment to Declaration and Agreement of Trust (Lord Abbett International Opportunities Fund). Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

(iv)	Amendment to Declaration and Agreement of Trust (Lord Abbett All Value Fund). Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

(v)	Amendments to Declaration and Agreement of Trust (Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

(vi)	Amendment to Declaration and Agreement of Trust (Lord Abbett Alpha Series – Class Y). Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

(vii)	Amendment to Declaration and Agreement of Trust (Lord Abbett Value Opportunities Fund – Class A, B, C, P & Y). Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2005.

(viii)	Amendment to Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

(ix)	Amendment to Declaration and Agreement of Trust (renaming Class Y to Class I shares) dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

(x)	Amendment to Declaration and Agreement of Trust (Lord Abbett International Dividend Income Fund – Class A, B, C, F, I, R2, & R3) dated March 19, 2008. Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed on April 2, 2008.

(xi)	Amendment to Declaration and Agreement of Trust (name change for Growth & Income, International, World-Bond Debenture and Alpha Series) dated May 19, 1999. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

(xii)	Amendment to Declaration and Agreement of Trust (new series, Lord Abbett Micro-Cap Value Fund and Lord Abbett Micro-Cap Growth Fund) dated January 20, 2000. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

(xiii)	Amendment to Declaration and Agreement of Trust (Section 2.7) dated April 20, 2004. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

(xiv)	Amendment to Declaration and Agreement of Trust (Alpha Series name change) dated June 23, 2005. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

(xv)	Amendment to Declaration and Agreement of Trust (Lord Abbett All Value Fund name change) dated June 4, 2009. Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on December 29, 2009.

(xvi)	Amendment to Declaration and Agreement of Trust (new series Lord Abbett Growth Leaders Fund) dated March 10, 2011. Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2011.

(xvii)	Amendment to Declaration and Agreement of Trust (Growth Leaders Fund adding Class B shares) dated September 13, 2012. Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on September 21, 2012.

(xviii)	Amendment to Declaration and Agreement of Trust (creating Class R4, R5, and R6 shares) dated November 6, 2014. Incorporated by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A on February 27, 2015.

(xix)	Amendment to Declaration and Agreement of Trust (new series Lord Abbett Global Core Equity Fund) dated September 15, 2016. Incorporated by reference to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A on September 16, 2016.

(xx)	Amendment to Declaration and Agreement of Trust (creating Class T shares) dated November 3, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A on November 29, 2016.

(xxi)	Amendment to Declaration and Agreement of Trust (creating Class F3 shares) dated December 15, 2016. Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2017.

(xxii)	Amendment to Declaration and Agreement of Trust (Section 2.7) dated October 26, 2017. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on February 28, 2018.

(xxiii)	Amendment to Declaration and Agreement of Trust (Lord Abbett International Core Equity Fund name change) dated October 31, 2017. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on February 28, 2018.

(xxiv)	Amendment to Declaration and Agreement of Trust (Lord Abbett Global Core Equity Name Change) dated April 19, 2018. Incorporated by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A on May 17, 2018.

(xxv)	Amendment to Declaration and Agreement of Trust (new series Lord Abbett Global Select Equity Fund) dated April 19, 2018. Incorporated by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A on May 17, 2018.

(xxvi)	Amendment to Declaration and Agreement of Trust (Lord Abbett International Dividend Income Fund name change) dated June 12, 2018. Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed on July 31, 2018.

(xxvii)	Amendment to Declaration and Agreement of Trust (new series Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Mid Cap Value Fund, and Lord Abbett Health Care Fund) dated October 31, 2018. Incorporated by reference to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed on November 2, 2018.

(xxviii)	Amendment to Declaration and Agreement of Trust (Lord Abbett Micro Cap Value Fund name change). Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed on June 11, 2019.

(b)	By-Laws. Amended and Restated By-laws dated September 20, 2017. Incorporated by reference to Post- Effective No. 87 to the Registrant’s Registration Statement on Form N-1A on February 28, 2018.

(c)	Instruments Defining Rights of Security Holders. Not applicable.

(d)	Investment Advisory Contracts.

(i)	Management Agreement incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on December 26, 2002.

(ii)	Addendum to the Management Agreement (Lord Abbett Large-Cap Value Fund – dated June 30, 2003) incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

(iii)	Addendum to the Management Agreement (Lord Abbett International Core Equity Fund – dated December 1, 2003). Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 12, 2003.

(iv)	Addendum to the Management Agreement (Alpha Series) effective March 1, 2004. Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

(v)	Addendum to the Management Agreement (Lord Abbett International Opportunities Fund) dated November 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

(vi)	Addendum to the Management Agreement (Lord Abbett Value Opportunities Fund) dated December 20, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

(vii)	Addendum to the Management Agreement (Lord Abbett International Dividend Income Fund) dated June 20, 2008. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

(viii)	Addendum to the Management Agreement (Lord Abbett Growth Leaders Fund) dated June 15, 2011. Incorporated by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2011.

(ix)	Addendum to the Management Agreement (Lord Abbett International Core Equity Fund) dated March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

(x)	Addendum to the Management Agreement (Lord Abbett International Dividend Income Fund) dated March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

(xi)	Addendum to the Management Agreement (Lord Abbett Value Opportunities Fund) dated March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

(xii)	Addendum to the Management Agreement (Lord Abbett Global Core Equity Fund) dated November 30, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on November 30, 3016.

(xiii)	Addendum to Management Agreement dated April 20, 2018 (Lord Abbett Global Core Equity Fund). Incorporated by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A on May 17, 2018.

(xiv)	Addendum to Management Agreement dated August 1, 2018 (Lord Abbett Global Select Equity Fund). Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed on July 31, 2018.

(xv)	Addendum to Management Agreement dated January 18, 2019 (Lord Abbett Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

(xvi)	Amended and Restated Expense Limitation Agreement (Lord Abbett Global Core Equity Fund) effective April 20, 2018. Incorporated by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A on May 17, 2018.

(xvii)	Expense Limitation Agreement (Lord Abbett Global Select Equity Fund) dated August 1, 2018. Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 31, 2018.

(xviii)	Expense Limitation Agreement dated January 31, 2019 (Lord Abbett Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A on January 29, 2019.

(xix)	Expense Limitation Agreement dated March 1, 2019 (Lord Abbett International Equity Fund, Lord Abbett International Value Fund and Lord Abbett Growth Leaders Fund). Incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A on February 26, 2019.

(xx)	Addendum to Management Agreement (Lord Abbett Focused Small Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed on June 11, 2019.

(xxi)	Expense Limitation Agreement (Lord Abbett Focused Small Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed on June 11, 2019.

(e)	Underwriting Contracts. Distribution Agreement incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

(i)	Custodian Agreement dated November 1, 2001 (including updated Exhibit A dated as of April 14, 2014). Incorporated by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2015.

(ii)	Amendment to Custodian Agreement dated June 21, 2017. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(iii)	Letter Amendment dated January 25, 2019 to Custodian Agreement dated November 2001 (including updated Exhibit A dated January 25, 2019). Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

(h)	Other Material Contracts.

(i)	Agency Agreement dated January 1, 2017 (including Schedule A dated as of January 1, 2017). Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2017.

(ii)	Letter Amendment to Agency Agreement dated November 28, 2017. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2018.

(iii)	Letter Amendment dated March 13, 2018 to the Agency Agreement. Incorporated by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed on May 17, 2018.

(iv)	Letter Amendment dated January 25, 2019 to the Agency Agreement dated January 1, 2017 (including amended Schedule A dated January 25, 2019). Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

(v)	Amended and Restated Administrative Services Agreement as of May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A on September 16, 2016.

(vi)	Amendment No. 1 dated October 11, 2016 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on November 29, 2016.

(vii)	Amendment No. 2 dated November 30, 2016 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on November 29, 2016.

(viii)	Amendment No. 3 dated March 31, 2017 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on November 28, 2018.

(ix)	Amendment No. 4 dated August 1, 2018 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed on July 31, 2018.

(x)	Amendment No. 5 dated December 5, 2018 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

(xi)	Amendment No. 6 dated January 25, 2019 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

(i)	Legal Opinions.

(i)	Opinion of Wilmer Cutler Pickering Hale and Dorr LLP, relating to Class A, B, C, F, I, P, R2, R3, R4, R5, and R6 shares (All portfolios except Global Core Equity Fund). Incorporated by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed on February 29, 2016.

(ii)	Opinion of Wilmer Cutler Pickering Hale and Dorr LLP, relating to Class A, C, F, I, R2, R3, R4, R5, and R6 shares (Global Core Equity Fund). Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on November 29, 2016.

(iii)	Opinion of Richards, Layton & Finger, P.A., relating to Class T and F3 Shares (All portfolios). Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed February 28, 2018.

(iv)	Opinion of Richards, Layton & Finger, P.A., relating to (Lord Abbett Global Select Equity Fund). Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed July 31, 2018.

(v)	Opinion of Richards, Layton & Finger, P.A., relating to (Lord Abbett Focused Growth Fund). Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

(vi)	Opinion of Richards, Layton & Finger, P.A., relating to Class A, C, F, F3, I, R2, R3, R4, R5, and R6 shares (Lord Abbett Focused Small Cap Value Fund). Filed herein.

(j)	Other Opinion. Consent of Deloitte & Touche LLP. Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed on June 11, 2019.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated July 1, 2019 with Schedule A and Schedule B dated as of July 1, 2019. Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed on June 11, 2019.

(n)	Rule 18f-3 Plan. Amended and Restated Rule 18f-3 Plan as of July 1, 2019 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of July 1, 2019. Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A filed on June 11, 2019.

(o)	Reserved.

(p)	Code of Business Principles dated as of July 2018 and Personal Trading Policy dated as of October 2018. Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2019.

Item 29. Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following:

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 31. Business and Other Connections of the Investment Adviser.

Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals.

Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett. The principal business address of each partner is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None.

Item 32. Principal Underwriters.

(a)	Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open-end investment companies sponsored by Lord, Abbett & Co. LLC:

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)	Lord Abbett Distributor LLC is a wholly owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord Abbett Distributor LLC are:

Name and Principal Business Address*	Positions and/or Offices with Lord Abbett Distributor LLC	Positions and Offices with the Registrant

Douglas B. Sieg	Chief Executive Officer	President and Chief Executive Officer

Lawrence B. Stoller	General Counsel	Vice President and Secretary

Antonio N. Pereira	Chief Accounting Officer	N/A

Joseph M. McGill	Chief Compliance Officer	Chief Compliance Officer

* Each officer has a principal business address of: 90 Hudson Street, Jersey City, New Jersey 07302.

(c)	Not applicable

Item 33. Location of Accounts and Records.

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 34. Management Services.

None.

Item 35. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 27th day of June, 2019.

LORD ABBETT SECURITIES TRUST

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	June 27, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	June 27, 2019
Douglas B. Sieg

Eric C. Fast*	Trustee	June 27, 2019
Eric C. Fast

Evelyn E. Guernsey*	Trustee	June 27, 2019
Evelyn E. Guernsey

Julie A. Hill*	Trustee	June 27, 2019
Julie A. Hill

Kathleen M. Lutito*	Trustee	June 27, 2019
Kathleen M. Lutito

James M. McTaggart*	Trustee	June 27, 2019
James M. McTaggart

Karla M. Rabusch*	Trustee	June 27, 2019
Karla M. Rabusch

Mark A. Schmid*	Trustee	June 27, 2019
Mark A. Schmid

*BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence B. Stoller, John T. Fitzgerald, Pamela P. Chen, Linda Y. Kim and Amanda S. Ryan, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 4, 2018.

Signatures	Title

/s/ James L.L. Tullis	Chairman and Director/Trustee
James L.L. Tullis

/s/ Douglas B. Sieg	President, CEO and Director/Trustee
Douglas B. Sieg

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.